UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Real Estate Investment Portfolio

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Crown Castle International Corp.	9.6
Prologis (REIT), Inc.	7.6
SBA Communications Corp. Class A	7.0
Digital Realty Trust, Inc.	5.7
Welltower, Inc.	5.6
Duke Realty Corp.	4.8
UDR, Inc.	3.3
Ventas, Inc.	3.2
Mid-America Apartment Communities, Inc.	3.0
CBRE Group, Inc.	3.0
52.8

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	36.8
REITs - Health Care	10.5
REITs - Apartments	9.7
REITs - Warehouse/Industrial	7.6
REITs - Storage	6.8

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 0.8%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 94.8%
REITs - Apartments - 9.7%
American Homes 4 Rent Class A	2,266,000	$88,669
Invitation Homes, Inc.	2,669,000	112,045
Mid-America Apartment Communities, Inc.	876,900	181,238
UDR, Inc.	3,470,141	197,243
		579,195
REITs - Diversified - 36.8%
Apartment Income (REIT) Corp.	1,424,468	75,240
Crown Castle International Corp.	3,161,300	576,969
Digital Realty Trust, Inc.	2,307,200	344,303
Duke Realty Corp.	4,974,000	287,398
Equinix, Inc.	213,700	154,911
Gaming & Leisure Properties	2,759,210	124,661
Lamar Advertising Co. Class A	597,100	66,135
SBA Communications Corp. Class A	1,285,283	418,282
VICI Properties, Inc. (a)	3,886,300	111,226
Washington REIT (SBI)	1,807,000	44,488
		2,203,613
REITs - Health Care - 10.5%
Healthcare Trust of America, Inc.	360,800	11,744
Medical Properties Trust, Inc.	3,948,673	89,872
Ventas, Inc.	3,652,354	193,648
Welltower, Inc.	3,846,640	333,234
		628,498
REITs - Hotels - 3.6%
DiamondRock Hospitality Co. (b)	4,939,200	46,182
Host Hotels & Resorts, Inc. (b)	5,166,400	89,585
RLJ Lodging Trust	3,323,619	46,032
Ryman Hospitality Properties, Inc. (b)	403,500	35,669
		217,468
REITs - Management/Investment - 5.8%
American Assets Trust, Inc.	984,600	35,416
LXP Industrial Trust (REIT)	4,444,900	66,185
National Retail Properties, Inc.	2,566,000	113,879
Weyerhaeuser Co.	3,304,100	133,585
		349,065
REITs - Manufactured Homes - 4.9%
Equity Lifestyle Properties, Inc.	2,075,674	162,505
Sun Communities, Inc. (a)	697,363	131,774
		294,279
REITs - Office Property - 1.5%
Highwoods Properties, Inc. (SBI)	869,923	37,511
Piedmont Office Realty Trust, Inc. Class A	1,393,900	24,756
Veris Residential, Inc. (b)	1,778,300	29,342
		91,609
REITs - Shopping Centers - 5.7%
Kimco Realty Corp.	4,267,090	103,520
Phillips Edison & Co., Inc.	1,108,300	34,934
Realty Income Corp.	1,220,445	84,711
Regency Centers Corp.	1,296,700	93,038
Urban Edge Properties	1,209,849	22,068
		338,271
REITs - Single Tenant - 1.9%
Four Corners Property Trust, Inc.	1,097,600	29,712
Spirit Realty Capital, Inc.	1,798,800	85,371
		115,083
REITs - Storage - 6.8%
CubeSmart	3,276,300	166,239
Extra Space Storage, Inc.	843,940	167,260
Iron Mountain, Inc.	1,630,200	74,859
		408,358
REITs - Warehouse/Industrial - 7.6%
Prologis (REIT), Inc.	2,881,130	451,819

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		5,677,258

IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cyxtera Technologies, Inc. (c)	1,500,000	17,955
Cyxtera Technologies, Inc. Class A (b)	825,000	9,875
		27,830
Real Estate Management & Development - 4.2%
Real Estate Development - 0.8%
Instone Real Estate Group BV (d)(e)	2,454,473	43,676
Real Estate Services - 3.4%
CBRE Group, Inc.	1,749,300	177,274
Realogy Holdings Corp. (b)	1,652,500	27,266
		204,540

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		248,216

TOTAL COMMON STOCKS
(Cost $4,006,528)		5,953,304

Money Market Funds - 3.8%
Fidelity Cash Central Fund 0.08% (f)	38,863,325	38,871
Fidelity Securities Lending Cash Central Fund 0.08% (f)(g)	190,899,010	190,918
TOTAL MONEY MARKET FUNDS
(Cost $229,789)		229,789
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $4,236,317)		6,183,093
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(196,749)
NET ASSETS - 100%		$5,986,344

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,955,000 or 0.3% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,676,000 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Cyxtera Technologies, Inc.	2/21/21	$15,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$7,830	$352,910	$321,869	$14	$--	$--	$38,871	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	157,415	271,943	238,440	76	--	--	190,918	0.6%
Total	$165,245	$624,853	$560,309	$90	$--	$--	$229,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Instone Real Estate Group BV	$71,987	$3,103	$--	$--	$--	$(31,414)	$43,676
Total	$71,987	$3,103	$--	$--	$--	$(31,414)	$43,676

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Common Stocks	$5,953,304	$5,909,628	$43,676	$--
Money Market Funds	229,789	229,789	--	--
Total Investments in Securities:	$6,183,093	$6,139,417	$43,676	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $188,516) — See accompanying schedule: Unaffiliated issuers (cost $3,948,734)	$5,909,628
Fidelity Central Funds (cost $229,789)	229,789
Other affiliated issuers (cost $57,794)	43,676
Total Investment in Securities (cost $4,236,317)		$6,183,093
Receivable for investments sold		2,235
Receivable for fund shares sold		8,592
Dividends receivable		1,736
Distributions receivable from Fidelity Central Funds		21
Prepaid expenses		18
Other receivables		513
Total assets		6,196,208
Liabilities
Payable for investments purchased	$9,111
Payable for fund shares redeemed	5,752
Accrued management fee	2,640
Other affiliated payables	893
Other payables and accrued expenses	550
Collateral on securities loaned	190,918
Total liabilities		209,864
Net Assets		$5,986,344
Net Assets consist of:
Paid in capital		$3,999,546
Total accumulated earnings (loss)		1,986,798
Net Assets		$5,986,344
Net Asset Value, offering price and redemption price per share ($5,986,344 ÷ 120,879 shares)		$49.52

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$55,973
Non-Cash dividends		3,473
Income from Fidelity Central Funds (including $76 from security lending)		90
Total income		59,536
Expenses
Management fee	$15,515
Transfer agent fees	4,707
Accounting fees	559
Custodian fees and expenses	20
Independent trustees' fees and expenses	10
Registration fees	78
Audit	27
Legal	4
Miscellaneous	13
Total expenses before reductions	20,933
Expense reductions	(91)
Total expenses after reductions		20,842
Net investment income (loss)		38,694
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	145,235
Total net realized gain (loss)		145,235
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(37,009)
Affiliated issuers	(31,414)
Total change in net unrealized appreciation (depreciation)		(68,423)
Net gain (loss)		76,812
Net increase (decrease) in net assets resulting from operations		$115,506

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,694	$82,097
Net realized gain (loss)	145,235	183,075
Change in net unrealized appreciation (depreciation)	(68,423)	1,114,894
Net increase (decrease) in net assets resulting from operations	115,506	1,380,066
Distributions to shareholders	(230,856)	(191,069)
Share transactions
Proceeds from sales of shares	785,607	1,482,570
Reinvestment of distributions	213,173	174,775
Cost of shares redeemed	(629,453)	(1,327,135)
Net increase (decrease) in net assets resulting from share transactions	369,327	330,210
Total increase (decrease) in net assets	253,977	1,519,207
Net Assets
Beginning of period	5,732,367	4,213,160
End of period	$5,986,344	$5,732,367
Other Information
Shares
Sold	15,561	35,548
Issued in reinvestment of distributions	4,120	4,523
Redeemed	(12,425)	(31,353)
Net increase (decrease)	7,256	8,718

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$50.45	$40.16	$45.62	$42.48	$42.92	$47.35
Income from Investment Operations
Net investment income (loss)A,B	.33	.73	.93	1.06	.81	.72
Net realized and unrealized gain (loss)	.74	11.34	(3.48)	3.98	.49	(3.12)
Total from investment operations	1.07	12.07	(2.55)	5.04	1.30	(2.40)
Distributions from net investment income	(.42)	(.75)C	(.87)	(1.04)	(.82)	(.71)
Distributions from net realized gain	(1.58)	(1.02)C	(2.04)	(.87)	(.92)	(1.32)
Total distributions	(2.00)	(1.78)D	(2.91)	(1.90)D	(1.74)	(2.03)
Redemption fees added to paid in capitalA	–	–	–	–	–	–E
Net asset value, end of period	$49.52	$50.45	$40.16	$45.62	$42.48	$42.92
Total ReturnF,G	1.98%	31.46%	(6.15)%	12.29%	3.13%	(4.94)%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.71%J	.73%	.74%	.74%	.76%	.76%
Expenses net of fee waivers, if any	.70%J	.73%	.74%	.74%	.75%	.76%
Expenses net of all reductions	.70%J	.72%	.73%	.74%	.75%	.76%
Net investment income (loss)	1.31%J	1.74%	2.19%	2.46%	1.99%	1.69%
Supplemental Data
Net assets, end of period (in millions)	$5,986	$5,732	$4,213	$4,304	$3,939	$4,321
Portfolio turnover rateK	15%J	35%	38%	23%	20%L	15%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Real Estate Investment Portfolio	$513

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,994,755
Gross unrealized depreciation	(64,190)
Net unrealized appreciation (depreciation)	$1,930,565
Tax cost	$4,252,528

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Investment Portfolio	635,868	447,876

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .52% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Real Estate Investment Portfolio	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount

Fidelity Real Estate Investment Portfolio	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Investment Portfolio	34,987	25,440	10,782

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Real Estate Investment Portfolio	$5

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Investment Portfolio	$8	$–	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $91.

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Real Estate Investment Portfolio	.70%
Actual		$1,000.00	$1,019.80	$3.56
Hypothetical-C		$1,000.00	$1,021.68	$3.57

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

REA-SANN-0422
1.706448.123

Fidelity® International Real Estate Fund

Semi-Annual Report

January 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Vonovia SE	7.2
CK Asset Holdings Ltd.	6.7
Mitsubishi Estate Co. Ltd.	5.2
Advance Residence Investment Corp.	3.8
Grainger Trust PLC	3.0
Irish Residential Properties REIT PLC	2.8
Londonmetric Properity PLC	2.4
Wing Tai Holdings Ltd.	2.3
LEG Immobilien AG	2.2
Nomura Real Estate Holdings, Inc.	2.2
37.8

Top Five Countries as of January 31, 2022

(excluding cash equivalents)	% of fund's net assets
Japan	19.2
United Kingdom	13.9
Germany	9.4
Singapore	8.0
Cayman Islands	6.7

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	13.5
REITs - Apartments	6.9
REITs - Management/Investment	4.8
REITs - Warehouse/Industrial	3.2
REITs - Office Buildings	2.2

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	95.5%
Short-Term Investments and Net Other Assets (Liabilities)	4.5%

 * Foreign investments - 93.9%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Australia - 4.4%
Arena (REIT) unit	3,423,322	$11,410,636
Charter Hall Group unit	190,467	2,281,386
Home Consortium Ltd.	906,391	4,204,702
Ingenia Communities Group unit	2,319,841	9,072,199
National Storage REIT unit	6,591,579	11,555,468
NEXTDC Ltd. (a)	776,356	5,956,955

TOTAL AUSTRALIA		44,481,346

Bailiwick of Guernsey - 1.0%
Sirius Real Estate Ltd.	5,903,483	10,318,697
Belgium - 3.5%
Home Invest Belgium SA	52,253	7,289,805
Inclusio SA (a)	281,811	5,790,404
Montea SICAFI SCA	45,189	6,250,784
VGP NV	18,356	5,201,450
Warehouses de Pauw	260,635	11,212,871

TOTAL BELGIUM		35,745,314

Bermuda - 2.5%
AutoStore Holdings Ltd.	1,162,400	3,281,252
Great Eagle Holdings Ltd.	4,728,097	13,283,114
Tai Cheung Holdings Ltd.	7,345,000	4,606,358
Wing Tai Properties Ltd.	7,230,000	4,123,535

TOTAL BERMUDA		25,294,259

Cayman Islands - 6.7%
CK Asset Holdings Ltd.	10,086,000	67,328,155
France - 4.4%
ARGAN SA	137,764	17,363,680
Gecina SA	95,800	12,999,323
Mercialys SA	1,283,900	14,232,668

TOTAL FRANCE		44,595,671

Germany - 9.4%
LEG Immobilien AG	171,426	22,741,163
Vonovia SE (b)	1,278,459	72,815,633

TOTAL GERMANY		95,556,796

Hong Kong - 1.2%
Magnificent Hotel Investment Ltd. (a)	170,159,000	2,752,081
Sino Land Ltd.	7,008,945	9,081,452

TOTAL HONG KONG		11,833,533

Ireland - 3.5%
Irish Residential Properties REIT PLC	15,055,100	28,348,240
Yew Grove REIT PLC (c)	6,354,300	7,260,597

TOTAL IRELAND		35,608,837

Italy - 1.5%
COIMA RES SpA (d)	1,173,404	9,599,320
Infrastrutture Wireless Italiane SpA (d)	500,700	5,398,749

TOTAL ITALY		14,998,069

Japan - 19.2%
Advance Residence Investment Corp.	13,112	38,658,021
Daiwa Securities Living Invest	15,414	15,083,252
Goldcrest Co. Ltd.	520,600	8,161,849
Health Care & Medical Investment Corp.	8,587	9,810,886
Hulic Co. Ltd.	900,800	8,706,826
Ichigo, Inc.	1,885,900	4,637,290
JTOWER, Inc. (a)	207,800	9,521,699
Katitas Co. Ltd.	123,200	3,757,731
Kenedix Residential Investment Corp.	5,400	9,413,760
Kyoritsu Maintenance Co. Ltd.	150,100	5,369,534
Mitsubishi Estate Co. Ltd.	3,659,700	52,708,557
Mitsui Fudosan Co. Ltd.	900	19,294
Nomura Real Estate Holdings, Inc.	957,500	22,421,632
SRE Holdings Corp. (a)	58,100	2,253,128
Takara Leben Co. Ltd.	1,383,200	3,769,092

TOTAL JAPAN		194,292,551

Luxembourg - 0.5%
Shurgard Self Storage Europe SARL	89,500	5,159,066
New Zealand - 2.1%
Arvida Group Ltd.	9,501,474	10,633,050
Auckland International Airport Ltd. (a)	778,297	3,694,495
Stride Property Group unit	5,011,536	6,608,751

TOTAL NEW ZEALAND		20,936,296

Norway - 0.2%
Schibsted ASA (B Shares)	95,400	2,500,051
Singapore - 8.0%
City Developments Ltd.	1,891,300	9,934,955
Keppel DC (REIT)	10,978,200	17,426,738
Parkway Life REIT	3,320,700	11,810,036
Singapore Land Group Ltd.	9,191,000	17,735,040
Wing Tai Holdings Ltd.	18,192,081	23,788,993

TOTAL SINGAPORE		80,695,762

Spain - 3.1%
Aena SME SA (a)(d)	48,900	7,901,387
Arima Real Estate SOCIMI SA (a)	1,320,291	13,442,975
Cellnex Telecom SA (d)	212,410	9,631,862

TOTAL SPAIN		30,976,224

Sweden - 6.6%
Catena AB	73,300	4,160,780
Fastighets AB Trianon Class B	161,900	3,581,549
Heba Fastighets AB (B Shares)	582,200	9,418,382
Hemnet Group AB (a)	325,700	5,874,368
John Mattson Fastighetsforetag (a)	1,216,664	22,380,210
K2A Knaust & Andersson Fastigheter AB	274,900	1,401,229
KlaraBo Sverige AB	914,227	4,265,108
Nibe Industrier AB (B Shares)	290,200	2,758,223
Titania Holding AB	866,349	1,805,687
Wihlborgs Fastigheter AB	528,730	10,931,414

TOTAL SWEDEN		66,576,950

Switzerland - 2.2%
Flughafen Zuerich AG (a)	28,800	5,328,477
PSP Swiss Property AG	143,474	17,396,805

TOTAL SWITZERLAND		22,725,282

United Kingdom - 13.9%
Big Yellow Group PLC	581,400	11,731,096
British Land Co. PLC	1,655,800	12,381,310
Grainger Trust PLC	7,533,946	30,681,764
Great Portland Estates PLC	991,200	10,269,776
Harworth Group PLC	3,084,900	7,739,846
Life Science (REIT) PLC	1,878,400	2,601,183
Londonmetric Properity PLC	6,829,685	24,607,915
Rightmove PLC	599,300	5,281,931
Safestore Holdings PLC	548,904	9,411,175
Shaftesbury PLC	1,283,968	10,780,968
Urban Logistics REIT PLC	6,278,265	14,832,364

TOTAL UNITED KINGDOM		140,319,328

United States of America - 1.6%
Airbnb, Inc. Class A (a)	38,400	5,912,448
CoStar Group, Inc. (a)	108,300	7,598,328
Prologis (REIT), Inc.	16,800	2,634,576

TOTAL UNITED STATES OF AMERICA		16,145,352

TOTAL COMMON STOCKS
(Cost $893,210,030)		966,087,539

Money Market Funds - 4.6%
Fidelity Cash Central Fund 0.08% (e)	43,024,506	43,033,111
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	3,347,665	3,348,000
TOTAL MONEY MARKET FUNDS
(Cost $46,381,000)		46,381,111
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $939,591,030)		1,012,468,650
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(709,419)
NET ASSETS - 100%		$1,011,759,231

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $32,531,318 or 3.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$41,832,755	$160,906,517	$159,706,162	$12,149	$--	$1	$43,033,111	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	6,923,265	14,261,688	17,836,953	15,652	--	--	3,348,000	0.0%
Total	$48,756,020	$175,168,205	$177,543,115	$27,801	$--	$1	$46,381,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Yew Grove REIT PLC	$7,311,655	$--	$--	$42,596	$--	$(51,058)	$7,260,597
Total	$7,311,655	$--	$--	$42,596	$--	$(51,058)	$7,260,597

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$28,686,961	$--	$28,686,961	$--
Consumer Discretionary	14,034,063	5,912,448	8,121,615	--
Health Care	10,633,050	--	10,633,050	--
Industrials	40,083,861	7,598,328	32,485,533	--
Information Technology	5,956,955	--	5,956,955	--
Real Estate	866,692,649	2,634,576	864,058,073	--
Money Market Funds	46,381,111	46,381,111	--	--
Total Investments in Securities:	$1,012,468,650	$62,526,463	$949,942,187	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,151,360) — See accompanying schedule: Unaffiliated issuers (cost $886,151,692)	$958,826,942
Fidelity Central Funds (cost $46,381,000)	46,381,111
Other affiliated issuers (cost $7,058,338)	7,260,597
Total Investment in Securities (cost $939,591,030)		$1,012,468,650
Foreign currency held at value (cost $7,372)		7,428
Receivable for investments sold		24,543
Receivable for fund shares sold		2,151,277
Dividends receivable		2,298,331
Reclaims receivable		797,298
Distributions receivable from Fidelity Central Funds		3,029
Prepaid expenses		2,811
Other receivables		8
Total assets		1,017,753,375
Liabilities
Payable for investments purchased	$1,246,191
Payable for fund shares redeemed	594,696
Accrued management fee	573,330
Distribution and service plan fees payable	7,505
Other affiliated payables	141,446
Other payables and accrued expenses	82,976
Collateral on securities loaned	3,348,000
Total liabilities		5,994,144
Net Assets		$1,011,759,231
Net Assets consist of:
Paid in capital		$941,500,200
Total accumulated earnings (loss)		70,259,031
Net Assets		$1,011,759,231
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,806,862 ÷ 1,328,322 shares)(a)		$13.41
Maximum offering price per share (100/94.25 of $13.41)		$14.23
Class M:
Net Asset Value and redemption price per share ($3,350,292 ÷ 252,051 shares)(a)		$13.29
Maximum offering price per share (100/96.50 of $13.29)		$13.77
Class C:
Net Asset Value and offering price per share ($2,762,842 ÷ 211,612 shares)(a)		$13.06
International Real Estate:
Net Asset Value, offering price and redemption price per share ($365,846,692 ÷ 26,917,917 shares)		$13.59
Class I:
Net Asset Value, offering price and redemption price per share ($187,322,156 ÷ 13,875,915 shares)		$13.50
Class Z:
Net Asset Value, offering price and redemption price per share ($434,670,387 ÷ 32,247,658 shares)		$13.48

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends (including $42,596 earned from other affiliated issuers)		$9,840,901
Income from Fidelity Central Funds (including $15,652 from security lending)		27,801
Income before foreign taxes withheld		9,868,702
Less foreign taxes withheld		(1,018,380)
Total income		8,850,322
Expenses
Management fee	$3,443,453
Transfer agent fees	611,934
Distribution and service plan fees	45,178
Accounting fees	237,793
Custodian fees and expenses	62,052
Independent trustees' fees and expenses	1,755
Registration fees	119,397
Audit	32,925
Legal	654
Miscellaneous	2,170
Total expenses before reductions	4,557,311
Expense reductions	(15,612)
Total expenses after reductions		4,541,699
Net investment income (loss)		4,308,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	37,899,691
Foreign currency transactions	(15,445)
Total net realized gain (loss)		37,884,246
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(92,036,495)
Fidelity Central Funds	1
Other affiliated issuers	(51,058)
Assets and liabilities in foreign currencies	(25,714)
Total change in net unrealized appreciation (depreciation)		(92,113,266)
Net gain (loss)		(54,229,020)
Net increase (decrease) in net assets resulting from operations		$(49,920,397)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,308,623	$15,218,231
Net realized gain (loss)	37,884,246	36,410,376
Change in net unrealized appreciation (depreciation)	(92,113,266)	139,718,793
Net increase (decrease) in net assets resulting from operations	(49,920,397)	191,347,400
Distributions to shareholders	(54,162,694)	(12,218,578)
Share transactions - net increase (decrease)	116,559,058	320,593,636
Total increase (decrease) in net assets	12,475,967	499,722,458
Net Assets
Beginning of period	999,283,264	499,560,806
End of period	$1,011,759,231	$999,283,264

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.84	$11.74	$12.14	$11.63	$11.03	$10.46
Income from Investment Operations
Net investment income (loss)A,B	.03	.22	.17	.16	.23	.16
Net realized and unrealized gain (loss)	(.71)	3.08	.05C	.55	.69	.79
Total from investment operations	(.68)	3.30	.22	.71	.92	.95
Distributions from net investment income	(.52)	(.20)	(.24)	(.17)	(.21)	(.13)
Distributions from net realized gain	(.23)	–	(.38)	(.03)	(.11)	(.25)
Total distributions	(.75)	(.20)	(.62)	(.20)	(.32)	(.38)
Redemption fees added to paid in capitalA	–	–	–	–	–D	–D
Net asset value, end of period	$13.41	$14.84	$11.74	$12.14	$11.63	$11.03
Total ReturnE,F,G	(4.91)%	28.46%	1.71%	6.21%	8.49%	9.48%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	1.24%J	1.23%	1.27%	1.32%	1.36%	1.35%
Expenses net of fee waivers, if any	1.24%J	1.23%	1.27%	1.32%	1.36%	1.35%
Expenses net of all reductions	1.24%J	1.23%	1.26%	1.31%	1.35%	1.35%
Net investment income (loss)	.49%J	1.66%	1.40%	1.35%	2.03%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$17,807	$17,071	$11,710	$12,564	$11,319	$10,170
Portfolio turnover rateK	42%J	37%	69%	52%	56%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class M

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.71	$11.64	$12.02	$11.53	$10.93	$10.39
Income from Investment Operations
Net investment income (loss)A,B	.01	.18	.13	.12	.20	.13
Net realized and unrealized gain (loss)	(.71)	3.05	.05C	.54	.68	.77
Total from investment operations	(.70)	3.23	.18	.66	.88	.90
Distributions from net investment income	(.49)	(.16)	(.18)	(.14)	(.17)	(.12)
Distributions from net realized gain	(.23)	–	(.38)	(.03)	(.11)	(.25)
Total distributions	(.72)	(.16)	(.56)	(.17)	(.28)	(.36)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.29	$14.71	$11.64	$12.02	$11.53	$10.93
Total ReturnF,G,H	(5.08)%	28.08%	1.41%	5.86%	8.19%	9.07%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	1.54%K	1.55%	1.59%	1.62%	1.65%	1.65%
Expenses net of fee waivers, if any	1.54%K	1.55%	1.58%	1.62%	1.65%	1.65%
Expenses net of all reductions	1.54%K	1.54%	1.58%	1.61%	1.65%	1.65%
Net investment income (loss)	.20%K	1.34%	1.08%	1.06%	1.74%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$3,350	$3,488	$2,976	$3,703	$4,360	$4,147
Portfolio turnover rateL	42%K	37%	69%	52%	56%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.43	$11.43	$11.80	$11.33	$10.73	$10.21
Income from Investment Operations
Net investment income (loss)A,B	(.02)	.11	.07	.07	.15	.09
Net realized and unrealized gain (loss)	(.69)	3.00	.04C	.55	.67	.76
Total from investment operations	(.71)	3.11	.11	.62	.82	.85
Distributions from net investment income	(.43)	(.11)	(.10)	(.12)	(.10)	(.09)
Distributions from net realized gain	(.23)	–	(.38)	(.03)	(.11)	(.25)
Total distributions	(.66)	(.11)	(.48)	(.15)	(.22)D	(.33)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.06	$14.43	$11.43	$11.80	$11.33	$10.73
Total ReturnF,G,H	(5.23)%	27.44%	.85%	5.56%	7.70%	8.69%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	2.03%K	2.05%	2.04%	2.02%	2.05%	2.09%
Expenses net of fee waivers, if any	2.03%K	2.05%	2.03%	2.02%	2.04%	2.08%
Expenses net of all reductions	2.03%K	2.04%	2.03%	2.01%	2.04%	2.08%
Net investment income (loss)	(.30)%K	.85%	.63%	.66%	1.35%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$2,763	$3,036	$3,836	$3,869	$4,894	$4,818
Portfolio turnover rateL	42%K	37%	69%	52%	56%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.04	$11.90	$12.31	$11.78	$11.17	$10.58
Income from Investment Operations
Net investment income (loss)A,B	.06	.26	.20	.19	.27	.19
Net realized and unrealized gain (loss)	(.73)	3.12	.05C	.56	.70	.79
Total from investment operations	(.67)	3.38	.25	.75	.97	.98
Distributions from net investment income	(.54)	(.24)	(.28)	(.19)	(.24)	(.15)
Distributions from net realized gain	(.24)	–	(.38)	(.03)	(.11)	(.25)
Total distributions	(.78)	(.24)	(.66)	(.22)	(.36)D	(.39)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.59	$15.04	$11.90	$12.31	$11.78	$11.17
Total ReturnF,G	(4.78)%	28.83%	1.98%	6.49%	8.84%	9.74%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.95%J	.97%	1.00%	1.02%	1.05%	1.12%
Expenses net of fee waivers, if any	.95%J	.97%	1.00%	1.02%	1.05%	1.12%
Expenses net of all reductions	.95%J	.96%	.99%	1.01%	1.04%	1.11%
Net investment income (loss)	.79%J	1.92%	1.67%	1.65%	2.34%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$365,847	$360,653	$224,266	$251,947	$244,195	$226,027
Portfolio turnover rateK	42%J	37%	69%	52%	56%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.94	$11.83	$12.23	$11.70	$11.13	$10.54
Income from Investment Operations
Net investment income (loss)A,B	.06	.27	.21	.20	.28	.20
Net realized and unrealized gain (loss)	(.72)	3.09	.06C	.55	.68	.79
Total from investment operations	(.66)	3.36	.27	.75	.96	.99
Distributions from net investment income	(.54)	(.25)	(.28)	(.19)	(.28)	(.16)
Distributions from net realized gain	(.24)	–	(.38)	(.03)	(.11)	(.25)
Total distributions	(.78)	(.25)	(.67)D	(.22)	(.39)	(.40)D
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$13.50	$14.94	$11.83	$12.23	$11.70	$11.13
Total ReturnF,G	(4.73)%	28.83%	2.09%	6.61%	8.88%	9.89%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.92%J	.90%	.93%	.94%	.96%	.95%
Expenses net of fee waivers, if any	.92%J	.90%	.93%	.94%	.96%	.95%
Expenses net of all reductions	.92%J	.90%	.92%	.93%	.95%	.95%
Net investment income (loss)	.81%J	1.99%	1.73%	1.74%	2.44%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$187,322	$290,807	$145,964	$137,778	$350,392	$171,444
Portfolio turnover rateK	42%J	37%	69%	52%	56%	55%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity International Real Estate Fund Class Z

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.93	$11.82	$12.25	$11.16
Income from Investment Operations
Net investment income (loss)B,C	.07	.28	.22	.30
Net realized and unrealized gain (loss)	(.72)	3.09	.05D	.79
Total from investment operations	(.65)	3.37	.27	1.09
Distributions from net investment income	(.55)	(.26)	(.32)	–
Distributions from net realized gain	(.25)	–	(.38)	–
Total distributions	(.80)	(.26)	(.70)	–
Net asset value, end of period	$13.48	$14.93	$11.82	$12.25
Total ReturnE,F	(4.68)%	28.99%	2.12%	9.77%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.80%I	.81%	.83%	.84%I
Expenses net of fee waivers, if any	.80%I	.81%	.83%	.84%I
Expenses net of all reductions	.80%I	.81%	.82%	.83%I
Net investment income (loss)	.93%I	2.08%	1.83%	3.02%I
Supplemental Data
Net assets, end of period (000 omitted)	$434,670	$324,228	$110,808	$158,056
Portfolio turnover rateJ	42%I	37%	69%	52%

 A For the period October 2, 2018 (commencement of sale of shares) through July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Real Estate, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$107,605,756
Gross unrealized depreciation	(66,797,106)
Net unrealized appreciation (depreciation)	$40,808,650
Tax cost	$971,660,000

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Real Estate Fund	258,355,766	203,929,816

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$21,911	$1,261
Class M	.25%	.25%	8,716	–
Class C	.75%	.25%	14,551	2,411
			$45,178	$3,672

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$7,593
Class M	159
Class C(a)	29
$7,781

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$19,936.23
Class M	4,824.28
Class C	3,914.27
International Real Estate	340,806.19
Class I	152,435.16
Class Z	90,019.04
	$611,934

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity International Real Estate Fund	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Real Estate Fund	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Real Estate Fund	866,238	–	–

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity International Real Estate Fund	$795

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Real Estate Fund	$1,493	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $40.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $15,572

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity International Real Estate Fund
Distributions to shareholders
Class A	$865,319	$194,981
Class M	171,713	41,248
Class C	135,188	35,827
International Real Estate	18,841,299	4,716,186
Class I	9,606,899	3,097,269
Class Z	24,542,276	4,133,067
Total	$54,162,694	$12,218,578

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2022	Year ended July 31, 2021	Six months ended January 31, 2022	Year ended July 31, 2021
Fidelity International Real Estate Fund
Class A
Shares sold	239,751	2,035,554	$3,377,002	$25,373,018
Reinvestment of distributions	57,737	15,436	828,355	187,850
Shares redeemed	(119,790)	(1,898,195)	(1,717,742)	(24,342,640)
Net increase (decrease)	177,698	152,795	$2,487,615	$1,218,228
Class M
Shares sold	14,203	26,315	$195,366	$359,420
Reinvestment of distributions	12,008	3,406	171,073	41,102
Shares redeemed	(11,338)	(48,250)	(156,702)	(638,942)
Net increase (decrease)	14,873	(18,529)	$209,737	$(238,420)
Class C
Shares sold	30,678	37,757	$422,415	$488,623
Reinvestment of distributions	9,648	2,946	135,188	34,737
Shares redeemed	(39,087)	(165,884)	(544,819)	(2,152,597)
Net increase (decrease)	1,239	(125,181)	$12,784	$(1,629,237)
International Real Estate
Shares sold	5,652,728	9,999,218	$80,556,567	$134,290,801
Reinvestment of distributions	1,218,751	357,175	17,718,027	4,426,522
Shares redeemed	(3,934,061)	(5,221,147)	(55,988,358)	(69,793,834)
Net increase (decrease)	2,937,418	5,135,246	$42,286,236	$68,923,489
Class I
Shares sold	3,930,941	8,675,097	$57,028,732	$119,781,652
Reinvestment of distributions	647,187	244,097	9,343,048	3,010,865
Shares redeemed	(10,161,653)	(1,803,002)	(152,849,581)	(23,777,759)
Net increase (decrease)	(5,583,525)	7,116,192	$(86,477,801)	$99,014,758
Class Z
Shares sold	10,798,600	14,539,458	$161,517,368	$182,160,645
Reinvestment of distributions	1,165,843	159,069	16,803,235	1,965,715
Shares redeemed	(1,429,327)	(2,362,318)	(20,280,116)	(30,821,542)
Net increase (decrease)	10,535,116	12,336,209	$158,040,487	$153,304,818

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity International Real Estate Fund	11%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity International Real Estate Fund
Class A	1.24%
Actual		$1,000.00	$950.90	$6.10
Hypothetical-C		$1,000.00	$1,018.95	$6.31
Class M	1.54%
Actual		$1,000.00	$949.20	$7.57
Hypothetical-C		$1,000.00	$1,017.44	$7.83
Class C	2.03%
Actual		$1,000.00	$947.70	$9.97
Hypothetical-C		$1,000.00	$1,014.97	$10.31
International Real Estate	.95%
Actual		$1,000.00	$952.20	$4.67
Hypothetical-C		$1,000.00	$1,020.42	$4.84
Class I	.92%
Actual		$1,000.00	$952.70	$4.53
Hypothetical-C		$1,000.00	$1,020.57	$4.69
Class Z	.80%
Actual		$1,000.00	$953.20	$3.94
Hypothetical-C		$1,000.00	$1,021.17	$4.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

IRE-SANN-0422
1.801330.118

Fidelity Flex® Funds

Fidelity Flex® Real Estate Fund

Semi-Annual Report

January 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2022

% of fund's net assets
Crown Castle International Corp.	9.6
Prologis (REIT), Inc.	7.6
SBA Communications Corp. Class A	7.0
Digital Realty Trust, Inc.	5.8
Welltower, Inc.	5.6
Duke Realty Corp.	4.8
UDR, Inc.	3.3
Ventas, Inc.	3.2
Mid-America Apartment Communities, Inc.	3.1
CBRE Group, Inc.	3.0
53.0

Top Five REIT Sectors as of January 31, 2022

% of fund's net assets
REITs - Diversified	36.8
REITs - Health Care	10.5
REITs - Apartments	9.8
REITs - Warehouse/Industrial	7.6
REITs - Storage	6.9

Asset Allocation (% of fund's net assets)

As of January 31, 2022*
Stocks	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 0.7%

Schedule of Investments January 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.1%
REITs - Apartments - 9.8%
American Homes 4 Rent Class A	783	$30,639
Invitation Homes, Inc.	923	38,748
Mid-America Apartment Communities, Inc.	308	63,657
UDR, Inc.	1,211	68,833
		201,877
REITs - Diversified - 36.8%
Apartment Income (REIT) Corp.	499	26,357
Crown Castle International Corp.	1,088	198,570
Digital Realty Trust, Inc.	800	119,384
Duke Realty Corp.	1,720	99,382
Equinix, Inc.	73	52,918
Gaming & Leisure Properties	959	43,328
Lamar Advertising Co. Class A	204	22,595
SBA Communications Corp. Class A	445	144,821
VICI Properties, Inc.	1,349	38,608
Washington REIT (SBI)	625	15,388
		761,351
REITs - Health Care - 10.5%
Healthcare Trust of America, Inc.	115	3,743
Medical Properties Trust, Inc.	1,368	31,136
Ventas, Inc.	1,266	67,123
Welltower, Inc.	1,339	115,998
		218,000
REITs - Hotels - 3.6%
DiamondRock Hospitality Co. (a)	1,710	15,989
Host Hotels & Resorts, Inc. (a)	1,786	30,969
RLJ Lodging Trust	1,140	15,789
Ryman Hospitality Properties, Inc. (a)	140	12,376
		75,123
REITs - Management/Investment - 5.8%
American Assets Trust, Inc.	337	12,122
LXP Industrial Trust (REIT)	1,461	21,754
National Retail Properties, Inc.	898	39,853
Weyerhaeuser Co.	1,141	46,131
		119,860
REITs - Manufactured Homes - 5.0%
Equity Lifestyle Properties, Inc.	725	56,760
Sun Communities, Inc.	242	45,728
		102,488
REITs - Office Property - 1.5%
Highwoods Properties, Inc. (SBI)	299	12,893
Piedmont Office Realty Trust, Inc. Class A	486	8,631
Veris Residential, Inc. (a)	621	10,247
		31,771
REITs - Shopping Centers - 5.7%
Kimco Realty Corp.	1,474	35,759
Phillips Edison & Co., Inc.	371	11,694
Realty Income Corp.	421	29,222
Regency Centers Corp.	453	32,503
Urban Edge Properties	428	7,807
		116,985
REITs - Single Tenant - 1.9%
Four Corners Property Trust, Inc.	385	10,422
Spirit Realty Capital, Inc.	632	29,995
		40,417
REITs - Storage - 6.9%
CubeSmart	1,141	57,894
Extra Space Storage, Inc.	295	58,466
Iron Mountain, Inc.	563	25,853
		142,213
REITs - Warehouse/Industrial - 7.6%
Prologis (REIT), Inc.	998	156,506

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,966,591

IT Services - 0.5%
Internet Services & Infrastructure - 0.5%
Cyxtera Technologies, Inc. Class A (a)	802	9,600
Real Estate Management & Development - 4.1%
Real Estate Development - 0.7%
Instone Real Estate Group BV (b)	850	15,125
Real Estate Services - 3.4%
CBRE Group, Inc.	604	61,209
Realogy Holdings Corp. (a)	572	9,438
		70,647

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		85,772

TOTAL COMMON STOCKS
(Cost $1,637,558)		2,061,963
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,637,558)		2,061,963
NET OTHER ASSETS (LIABILITIES) - 0.3%		5,937
NET ASSETS - 100%		$2,067,900

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,125 or 0.7% of net assets.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.08%	$10,589	$116,190	$126,779	$1	$--	$--	$--	0.0%
Total	$10,589	$116,190	$126,779	$1	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,061,963	$2,046,838	$15,125	$--
Total Investments in Securities:	$2,061,963	$2,046,838	$15,125	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,637,558)		$2,061,963
Cash		6,889
Receivable for investments sold		446
Receivable for fund shares sold		449
Dividends receivable		607
Total assets		2,070,354
Liabilities
Payable for investments purchased	$2,454
Total liabilities		2,454
Net Assets		$2,067,900
Net Assets consist of:
Paid in capital		$1,982,864
Total accumulated earnings (loss)		85,036
Net Assets		$2,067,900
Net Asset Value, offering price and redemption price per share ($2,067,900 ÷ 155,497 shares)		$13.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2022 (Unaudited)
Investment Income
Dividends		$18,850
Non-Cash dividends		1,296
Income from Fidelity Central Funds		1
Total income		20,147
Expenses
Independent trustees' fees and expenses	3
Total expenses before reductions	3
Expense reductions	(3)
Net investment income (loss)		20,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		29,862
Foreign currency transactions	3
Total net realized gain (loss)		29,865
Change in net unrealized appreciation (depreciation) on investment securities		11,136
Net gain (loss)		41,001
Net increase (decrease) in net assets resulting from operations		$61,148

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2022 (Unaudited)	Year ended July 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,147	$28,810
Net realized gain (loss)	29,865	(11,968)
Change in net unrealized appreciation (depreciation)	11,136	337,667
Net increase (decrease) in net assets resulting from operations	61,148	354,509
Distributions to shareholders	(16,440)	(36,110)
Distributions to shareholders from tax return of capital	–	(1,347)
Total distributions	(16,440)	(37,457)
Share transactions
Proceeds from sales of shares	682,047	1,494,280
Reinvestment of distributions	16,440	37,457
Cost of shares redeemed	(606,805)	(1,297,236)
Net increase (decrease) in net assets resulting from share transactions	91,682	234,501
Total increase (decrease) in net assets	136,390	551,553
Net Assets
Beginning of period	1,931,510	1,379,957
End of period	$2,067,900	$1,931,510
Other Information
Shares
Sold	51,932	134,840
Issued in reinvestment of distributions	1,188	3,750
Redeemed	(45,125)	(126,017)
Net increase (decrease)	7,995	12,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Real Estate Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$10.23	$11.35	$10.38	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.13	.27	.32	.34	.28	.11
Net realized and unrealized gain (loss)	.19	2.97	(1.12)	.98	.05	.29
Total from investment operations	.32	3.24	(.80)	1.32	.33	.40
Distributions from net investment income	(.11)	(.37)D	(.32)	(.32)	(.26)	(.05)
Distributions from net realized gain	–	–	–	(.02)	(.04)	–
Distributions from tax return of capital	–	(.01)D	–	–	–	–
Total distributions	(.11)	(.38)	(.32)	(.35)E	(.30)	(.05)
Net asset value, end of period	$13.30	$13.09	$10.23	$11.35	$10.38	$10.35
Total ReturnF,G	2.39%	32.84%	(7.33)%	13.00%	3.28%	4.01%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	- %J,K	- %K	- %K	- %K	.01%	- %J,K
Expenses net of fee waivers, if any	- %J,K	- %K	- %K	- %K	.01%	- %J,K
Expenses net of all reductions	- %J,K	- %K	- %K	- %K	.01%	- %J,K
Net investment income (loss)	1.94%J	2.43%	2.89%	3.16%	2.78%	2.64%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,068	$1,932	$1,380	$1,485	$713	$265
Portfolio turnover rateL	64%J	130%	80%	45%	91%	9%M

 A For the period March 8, 2017 (commencement of operations) through July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2022

1. Organization.

Fidelity Flex Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and tax return of capital distribution.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$429,191
Gross unrealized depreciation	(30,365)
Net unrealized appreciation (depreciation)	$398,826
Tax cost	$1,663,137

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(267,561)
Long-term	(73,817)
Total capital loss carryforward	$(341,378)

The Fund elected to defer to its next fiscal year approximately $6,290 of ordinary losses recognized during the period January 1, 2021 to July 31, 2021.

Due to large redemptions in a prior period, $307,951 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $17,432 per year. Additionally, the Fund is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Real Estate Fund	754,056	644,268

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Flex Real Estate Fund	$10

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Real Estate Fund	7,693	10,276	468

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Flex Real Estate Fund	19%

In March 2022, the Board of Trustees approved a Plan of Liquidation and Dissolution. The Fund will distribute all of its net assets to its shareholders on or about June 10, 2022. The Fund will be closed to new accounts on or about June 3, 2022, with certain exceptions.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2021 to January 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2021	Ending Account Value January 31, 2022	Expenses Paid During Period-B August 1, 2021 to January 31, 2022
Fidelity Flex Real Estate Fund	- %-C
Actual		$1,000.00	$1,023.90	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

ZXL-SANN-0422
1.9881646.104

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 24, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 24, 2022